Employee Severance Costs (Tables)	12 Months Ended
Dec. 31, 2010
Restructuring Charges [Abstract]
Schedule Of Restructuring And Related Costs [Text Block]
Employment severance costs
	2010	2009	2008
	$	$	$
South Africa	19	10	9
Continental Africa	1	3	-
Americas	3	1	-
	23	14	9

Employee severance costs were due to retrenchments reflecting downsizing and rationalization of operations resulting in a planned reduction in workforce.